Other reserves (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance, Equity				$ 347,354	$ 1,360,230		$ 1,360,230
Other comprehensive income	$ (6,996)	$ 585,264	[1]	1,036,524	629,456	[1]
Recognition of share-based payment expense				8,073	6,618
Ending balance, Equity	(289,613)	733,194	[2]	(289,613)	733,194	[2]	347,354
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity				8,430	(861,271)		(861,271)
Other comprehensive income				1,064,171	613,848	[2]	950,855
Options converted to shares				(4,393)	(89,432)		(92,896)
Recognition of share-based payment expense				8,073	6,618		13,168
Other reclassifications related to share-based payment							(1,426)
Ending balance, Equity	1,076,281	$ (331,663)	[2]	1,076,281	(331,663)	[2]	8,430
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				9	(3)		(3)
Other comprehensive income				(1)			12
Ending balance, Equity	8			8			9
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				4,019	4,019		4,019
Ending balance, Equity	4,019			4,019			4,019
Share-based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				17,663	98,817		98,817
Options converted to shares				(4,393)			(92,896)
Recognition of share-based payment expense				8,073			13,168
Other reclassifications related to share-based payment							(1,426)
Ending balance, Equity	21,343			21,343			17,663
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity				(840,359)	(840,359)		(840,359)
Ending balance, Equity	(840,359)			(840,359)			(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity				827,098	$ (123,745)		(123,745)
Other comprehensive income				1,064,172			950,843
Ending balance, Equity	$ 1,891,270			$ 1,891,270			$ 827,098

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).